Stock-based Payments - Summary of Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Performance-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable (USD per share)	$ 17.00	$ 17.00	$ 12.30
Expected option life	1 year 1 month 6 days	1 year 2 months 12 days	1 year 10 months 25 days
Dividend yield	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.00%
Time-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable (USD per share)	$ 17.00	$ 17.00	$ 12.29
Expected option life	6 years 4 months 24 days	5 years 6 months	6 years 4 months
Risk-free interest rate	2.80%	2.30%	1.80%
Historical volatility rate	29.00%	26.90%	31.90%
Dividend yield	0.00%	0.00%	0.00%
Minimum | Performance-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	1 year
Risk-free interest rate	1.90%	0.40%	0.40%
Historical volatility rate	22.30%	25.40%	25.40%
Maximum | Performance-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	2 years
Risk-free interest rate	2.00%	1.50%	1.50%
Historical volatility rate	27.10%	29.00%	29.00%